UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 November 2, 2009

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	113

Form13F Information Table Value Total:	200,542

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      915    12405 SH       SOLE          01        10280              2200
AT&T Corp.                     COM              00206R102     3099   114720 SH       SOLE          01       104351             10969
Abbott Labs                    COM              002824100      211     4260 SH       SOLE          01         4060               200
Allstate Corp.                 COM              020002101      358    11700 SH       SOLE          01        11400               300
American Express Co.           COM              025816109     2643    77957 SH       SOLE          01        70656              7401
Amgen Corp.                    COM              031162100     3037    50426 SH       SOLE          01        42194              8332
Avon Products                  COM              054303102      283     8345 SH       SOLE          01         7220              1125
BLDRS Emerging Market 50 Index COM              09348r300     1440    34980 SH       SOLE          01        33530              1650
BP PLC Spons ADR               COM              055622104     3357    63065 SH       SOLE          01        59298              3767
BP PLC Spons ADR               COM              055622104      142     2677 SH       SOLE                       29              2648
BP PLC Spons ADR               COM              055622104       64     1200 SH       OTHER                                      1200
Bank of America Corp.          COM              060505104     1804   106640 SH       SOLE          01        98263              9182
Bank of America Corp.          COM              060505104      143     8474 SH       SOLE                     4236              4238
Bank of America Corp.          COM              060505104       40     2390 SH       OTHER                                      2390
Bard (C.R.), Inc.              COM              067383109     1739    22125 SH       SOLE          01        21625               500
Berkshire Hathaway Class B     COM              084670207     3745     1127 SH       SOLE          01         1037                95
Best Buy Co., Inc.             COM              086516101     1278    34059 SH       SOLE          01        31554              2630
CVS/Caremark Corporation       COM              126650100     3263    91305 SH       SOLE          01        85430              6250
Caterpillar Inc.               COM              149123101     2546    49599 SH       SOLE          01        45320              4704
Chevron Corp.                  COM              166764100     3291    46731 SH       SOLE          01        42981              3750
Cisco Systems, Inc.            COM              17275r102     4290   182259 SH       SOLE          01       167775             15909
Coca Cola Co.                  COM              191216100     2772    51611 SH       SOLE          01        47059              4552
Colgate - Palmolive            COM              194162103     1101    14435 SH       SOLE          01        14265               570
Comcast Cl A                   COM              20030N101      437    25860 SH       SOLE          01        23435              2425
ConocoPhillips                 COM              20825c104     4207    93151 SH       SOLE          01        84132              9669
Costco Wholesale Corp.         COM              22160k105     3736    66268 SH       SOLE          01        58953              7520
Danaher Corporation            COM              235851102     2806    41682 SH       SOLE          01        37818              4114
Devon Energy Corporation       COM              25179m103     2844    42236 SH       SOLE          01        37735              4551
Diageo PLC ADR                 COM              25243Q205     2679    43575 SH       SOLE          01        41500              2325
Disney (Walt) Co.              COM              254687106     4843   176365 SH       SOLE          01       163495             14020
Dow Jones Dividend ETF (DVY)   COM              464287168      882    21375 SH       SOLE          01        18000              3725
DuPont                         COM              263534109     2567    79865 SH       SOLE          01        74410              6090
Emerson Electric Co.           COM              291011104     1972    49194 SH       SOLE          01        44794              4700
Exxon Mobil Corp.              COM              30231G102     4129    60178 SH       SOLE          01        58474              1804
Exxon Mobil Corp.              COM              30231G102      122     1784 SH       SOLE                      300              1484
Exxon Mobil Corp.              COM              30231G102      123     1800 SH       OTHER                                      1800
First Solar Inc.               COM              336433107     1240     8110 SH       SOLE          01         8110
Fiserv Incorporated            COM              337738108     3693    76615 SH       SOLE          01        69742              7548
General Electric Co.           COM              369604103     4190   255193 SH       SOLE          01       238692             17351
General Electric Co.           COM              369604103      206    12528 SH       SOLE                     2085             10443
General Electric Co.           COM              369604103      209    12700 SH       OTHER                                     12700
Goldman Sachs Group            COM              38141g104     2373    12870 SH       SOLE          01        12215               655
Goodrich Corporation           COM              382388106     2682    49355 SH       SOLE          01        47380              2075
Helmerich & Payne              COM              423452101     1710    43250 SH       SOLE          01        41450              2295
Hewlett Packard Co             COM              428236103     4737   100347 SH       SOLE          01        92067              8480
Home Depot Inc.                COM              437076102     2918   109534 SH       SOLE          01       102434              7300
Honeywell Intl Inc.            COM              438516106     2222    59813 SH       SOLE          01        53784              6429
Infosys Technologies           COM              456788108     3925    80954 SH       SOLE          01        73360              8269
Int'l Business Machines Corp.  COM              459200101     2091    17479 SH       SOLE          01        16654               960
Intel Corp.                    COM              458140100     2823   144244 SH       SOLE          01       132719             11675
iShares Russell 3000 Index Fd. COM              464287689      213     3435 SH       SOLE          01         2935               850
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     2715    26010 SH       SOLE          01        26010
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      569     6775 SH       SOLE          01         6775
iShares Trust Barcl. Agg. Bond COM              464287226     4438    42299 SH       SOLE          01        42299
iShares Trust Barcl. TIPS Bond COM              464287176      691     6720 SH       SOLE          01         6720
iShares Trust MSCI EAFE Index  COM              464287465      413     7560 SH       SOLE          01         7560               780
JP Morgan Chase & Co           COM              46625H100      745    16993 SH       SOLE          01        16229               764
Johnson & Johnson              COM              478160104     7630   125300 SH       SOLE          01       119240              7081
Johnson & Johnson              COM              478160104       90     1480 SH       SOLE                      220              1260
Johnson & Johnson              COM              478160104      201     3300 SH       OTHER                                      3300
Kraft Foods Inc                COM              50075n104     1206    45900 SH       SOLE          01        43612              3088
Laramide Res Ltd.              COM              51669t101       48    37500 SH       SOLE          01        37500
Lowe's Cos.                    COM              548661107      489    23344 SH       SOLE          01        22544              1150
Medco Health Solutions         COM              58405u102     5672   102547 SH       SOLE          01        95822              6835
Medtronic, Inc.                COM              585055106     1538    41792 SH       SOLE          01        37462              4630
Mega Uranium Ltd.              COM              58516w104       80    75000 SH       SOLE          01        75000
Merck & Co. Inc.               COM              589331107      569    17977 SH       SOLE          01        15777              2200
Microsoft Corp.                COM              594918104     2453    95376 SH       SOLE          01        86466              9160
Morgan Stanley                 COM              617446448     2257    73083 SH       SOLE          01        69449              3834
Murphy Oil Corp.               COM              626717102     2538    44090 SH       SOLE          01        39405              4685
Nike Inc. Cl B                 COM              654106103      637     9840 SH       SOLE          01         9720               120
Novo-Nordisk ADR               COM              670100205     1397    22196 SH       SOLE          01        19570              2676
Nucor Corp.                    COM              670346105     1381    29375 SH       SOLE          01        27325              2175
Oracle Corporation             COM              68389X105      277    13284 SH       SOLE          01        13284
Pepsico Inc.                   COM              713448108     2044    34843 SH       SOLE          01        30508              4685
Pfizer, Inc.                   COM              717081103     1813   109520 SH       SOLE          01       103500              6570
Pfizer, Inc.                   COM              717081103       91     5475 SH       SOLE                     2800              2675
Pfizer, Inc.                   COM              717081103       76     4600 SH       OTHER                                      4600
Phillip Morris Int'l           COM              718172109      224     4600 SH       SOLE          01         4600
Procter & Gamble               COM              742718109     5566    96095 SH       SOLE          01        87454              9141
Schering-Plough                COM              806605101      220     7783 SH       SOLE          01         5383              2400
Schlumberger Ltd.              COM              806857108     2680    44960 SH       SOLE          01        42870              2190
Southern Co.                   COM              842587107      234     7400 SH       SOLE          01         7400
Southern Co.                   COM              842587107      338    10675 SH       SOLE                     3600              7075
Southern Co.                   COM              842587107       16      500 SH       OTHER                                       500
Stryker Corp.                  COM              863667101     2514    55335 SH       SOLE          01        50710              4625
Sysco Corp.                    COM              871829107      775    31175 SH       SOLE          01        27350              3825
TJX Companies Inc              COM              872540109     4691   126272 SH       SOLE          01       115122             11200
Teva Pharmaceutical Industries COM              881624209      692    13685 SH       SOLE          01        13650               110
Tim Hortons Inc                COM              88706M103     1075    37991 SH       SOLE          01        35894              2097
Tocqueville Tr Gold Fund       COM              888894862      749    14738 SH       SOLE          01        14738
Treasury Metals Inc. Common    COM              894647106        3    10262 SH       SOLE          01        10262
U. S. Bancorp                  COM              902973304     2439   111570 SH       SOLE          01       109045              2850
Union Pacific Corp.            COM              907818108     1966    33695 SH       SOLE          01        30375              3420
United Parcel Service Cl B     COM              911312106      242     4285 SH       SOLE          01         3610               675
United Technologies Corp.      COM              913017109     4677    76754 SH       SOLE          01        70644              7010
Vanguard Inter Term Bond Index COM              921937819      301     3740 SH       SOLE          01         3740
Vanguard Short Term Bond Index COM              921937827     6232    77850 SH       SOLE          01        77850
Vanguard Short Term Bond Index COM              921937827      709     8860 SH       SOLE                     1250              7610
Vanguard Total Bond Mkt Index  COM              921937835     4511    56740 SH       SOLE          01        56740
Vanguard Total Bond Mkt Index  COM              921937835      702     8825 SH       SOLE                                       8825
Vanguard Index Extended Mkt ET COM              922908652      232     5595 SH       SOLE          01         4920               675
Vanguard Intl Equity Index Fds COM              922042775      677    15665 SH       SOLE          01        14690               975
Vanguard REIT ETF (VNQ)        COM              922908553      926    22335 SH       SOLE          01        20510              1825
Vanguard Total Stock Mkt ETF ( COM              922908769      231     4310 SH       SOLE          01         4310
Varian Medical Systems         COM              92220P105     1349    32014 SH       SOLE          01        29580              2559
Verizon Communications         COM              92343v104      279     9221 SH       SOLE          01         8733               488
Versus Technology Inc.         COM                              40   500000 SH       SOLE          01       500000
Wal-Mart Stores                COM              931142103      680    13861 SH       SOLE          01        12461              1700
Walgreen Co.                   COM              931422109      727    19398 SH       SOLE          01        19298               100
WellPoint Inc.                 COM              94973v107     2081    43939 SH       SOLE          01        39930              4584
Wells Fargo & Co.              COM              949746101     1227    43541 SH       SOLE          01        41820              1721
Wyeth                          COM              983024100      344     7081 SH       SOLE          01         5881              1200